Stockholders' (Deficiency)/Equity (Details) (USD $)	12 Months Ended
Jul. 31, 2012
Number of Shares To be Purchased	74,264,078
Warrant Expiration Date 9 March 2013 [Member]
Number of Shares To be Purchased	50,000
Warrant Exercise Price per Share	$ 0.94
Warrant Expiration Date	Mar. 09, 2013
Warrant Expiration Date 26 March 2013 [Member]
Number of Shares To be Purchased	125,000
Warrant Exercise Price per Share	$ 3.75
Warrant Expiration Date	Mar. 26, 2013
Warrant Expiration Date 15 December 2014 [Member]
Number of Shares To be Purchased	8,844,926
Warrant Exercise Price per Share	$ 0.76
Warrant Expiration Date	Dec. 15, 2014
Warrant Expiration Date 4 February 2015 [Member]
Number of Shares To be Purchased	3,572,971
Warrant Exercise Price per Share	$ 0.79
Warrant Expiration Date	Feb. 04, 2015
Warrant Expiration Date 9 February 2015 [Member]
Number of Shares To be Purchased	300,000
Warrant Exercise Price per Share	$ 0.39
Warrant Expiration Date	Feb. 09, 2015
Warrant Expiration Date 7 March 2015 [Member]
Number of Shares To be Purchased	200,000
Warrant Exercise Price per Share	$ 1.25
Warrant Expiration Date	Mar. 07, 2015
Warrant Expiration Date 15 March 2015 [Member]
Number of Shares To be Purchased	6,022,651
Warrant Exercise Price per Share	$ 1
Warrant Expiration Date	Mar. 15, 2015
Warrant Expiration Date 16 January 2016 [Member]
Number of Shares To be Purchased	4,000,000
Warrant Exercise Price per Share	$ 0.15
Warrant Expiration Date	Jan. 16, 2016
Warrant Expiration Date 31 March 2016 [Member]
Number of Shares To be Purchased	29,027,322
Warrant Exercise Price per Share	$ 0.15
Warrant Expiration Date	Mar. 31, 2016
Warrant Expiration Date 11 July 2016 [Member]
Number of Shares To be Purchased	3,333,331
Warrant Exercise Price per Share	$ 0.15
Warrant Expiration Date	Jul. 11, 2016
Warrant Expiration Date 30 September 2016 [Member]
Number of Shares To be Purchased	5,454,544
Warrant Exercise Price per Share	$ 0.15
Warrant Expiration Date	Sep. 30, 2016
Warrant Expiration Date 1 February 2017 [Member]
Number of Shares To be Purchased	13,333,333
Warrant Exercise Price per Share	$ 0.15
Warrant Expiration Date	Feb. 01, 2017